Debt Securities Available for Sale - Weighted average yield and contractual maturities of debt securities AFS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost
Amortized cost - Within 1 year	$ 1,225,639
Amortized cost - After 1 to 5 years	10,127,468
Amortized cost - After 5 to 10 years	5,272,106
Amortized cost - After 10 years	8,436,011
Amortized Cost	25,061,224	$ 21,035,610
Gross unrealized gains
Gross unrealized gains	205,393	527,430
Gross unrealized loss
Gross unrealized losses	298,348	1,888
Fair Value
Fair value - Within 1 year	1,239,127
Fair value - After 1 to 5 years	10,163,506
Fair value - After 5 to 10 years	5,254,323
Fair value - After 10 years	8,311,313
Debt Securities Available for sale, at fair value	$ 24,968,269	$ 21,561,152
Weighted average yield
Weighted Average Yield	1.42%	1.66%
US Treasury Securities
Amortized cost
Amortized cost - Within 1 year	$ 1,225,558	$ 4,900,055
Amortized cost - After 1 to 5 years	10,059,163	5,007,223
Amortized cost - After 5 to 10 years	4,563,265	567,367
Amortized Cost	15,847,986	10,474,645
Gross unrealized gains
Gross unrealized gain - Within 1 year	13,556	16,479
Gross unrealized gain - After 1 to 5 years	98,808	259,399
Gross unrealized gain - After 5 to 10 years	739	37,517
Gross unrealized gains	113,103	313,395
Gross unrealized loss
Gross unrealized losses - Within 1 year	69	0
Gross unrealized losses - After 1 to 5 years	65,186	0
Gross unrealized losses - After 5 to 10 years	36,804	0
Gross unrealized losses	102,059	0
Fair Value
Fair value - Within 1 year	1,239,045	4,916,534
Fair value - After 1 to 5 years	10,092,785	5,266,622
Fair value - After 5 to 10 years	4,527,200	604,884
Debt Securities Available for sale, at fair value	$ 15,859,030	$ 10,788,040
Weighted average yield
Weighted average yield - Within 1 year	2.33%	0.69%
Weighted average yield - After 1 to 5 years	1.18%	2.05%
Weighted average yield - After 5 to 10 years	1.22%	1.68%
Weighted Average Yield	1.27%	1.40%
Obligations of U.S. Government sponsored entities
Amortized cost
Amortized cost - Within 1 year	$ 70	$ 59,993
Amortized cost - After 1 to 5 years		90
Amortized Cost	70	60,083
Gross unrealized gains
Gross unrealized gain - Within 1 year	0	101
Gross unrealized gain - After 1 to 5 years		0
Gross unrealized gains	0	101
Gross unrealized loss
Gross unrealized losses - Within 1 year	0	0
Gross unrealized losses - After 1 to 5 years		0
Gross unrealized losses	0	0
Fair Value
Fair value - Within 1 year	70	60,094
Fair value - After 1 to 5 years		90
Debt Securities Available for sale, at fair value	$ 70	$ 60,184
Weighted average yield
Weighted average yield - Within 1 year	5.63%	1.46%
Weighted average yield - After 1 to 5 years		5.64%
Weighted Average Yield	5.63%	1.47%
Collateralized Mortgage Obligations - Federal agencies
Amortized cost
Amortized cost - After 1 to 5 years	$ 2,433	$ 1,388
Amortized cost - After 5 to 10 years	43,241	61,229
Amortized cost - After 10 years	172,176	318,292
Amortized Cost	217,850	380,909
Gross unrealized gains
Gross unrealized gain - After 1 to 5 years	42	14
Gross unrealized gain - After 5 to 10 years	295	1,050
Gross unrealized gain - After 10 years	3,441	10,202
Gross unrealized gains	3,778	11,266
Gross unrealized loss
Gross unrealized losses - After 1 to 5 years	0	0
Gross unrealized losses - After 5 to 10 years	6	0
Gross unrealized losses - After 10 years	357	43
Gross unrealized losses	363	43
Fair Value
Fair value - After 1 to 5 years	2,475	1,402
Fair value - After 5 to 10 years	43,530	62,279
Fair value - After 10 years	175,260	328,451
Debt Securities Available for sale, at fair value	$ 221,265	$ 392,132
Weighted average yield
Weighted average yield - After 1 to 5 years	2.16%	2.97%
Weighted average yield - After 5 to 10 years	1.54%	1.56%
Weighted average yield - After 10 years	2.13%	2.04%
Weighted Average Yield	2.01%	1.97%
Mortgage Backed Securities
Amortized cost
Amortized cost - Within 1 year	$ 11	$ 5,616
Amortized cost - After 1 to 5 years	65,749	50,393
Amortized cost - After 5 to 10 years	665,600	454,880
Amortized cost - After 10 years	8,263,835	9,608,860
Amortized Cost	8,995,195	10,119,749
Gross unrealized gains
Gross unrealized gain - Within 1 year	1	56
Gross unrealized gain - After 1 to 5 years	2,380	1,735
Gross unrealized gain - After 5 to 10 years	17,998	20,022
Gross unrealized gain - After 10 years	68,128	180,844
Gross unrealized gains	88,507	202,657
Gross unrealized loss
Gross unrealized losses - Within 1 year	0	0
Gross unrealized losses - After 1 to 5 years	11	0
Gross unrealized losses - After 5 to 10 years	5	6
Gross unrealized losses - After 10 years	195,910	1,839
Gross unrealized losses	195,926	1,845
Fair Value
Fair value - Within 1 year	12	5,672
Fair value - After 1 to 5 years	68,118	52,128
Fair value - After 5 to 10 years	683,593	474,896
Fair value - After 10 years	8,136,053	9,787,865
Debt Securities Available for sale, at fair value	$ 8,887,776	$ 10,320,561
Weighted average yield
Weighted average yield - Within 1 year	4.79%	2.83%
Weighted average yield - After 1 to 5 years	2.23%	2.35%
Weighted average yield - After 5 to 10 years	1.97%	1.91%
Weighted average yield - After 10 years	1.67%	1.94%
Weighted Average Yield	1.69%	1.94%
Other
Amortized cost
Amortized cost - After 1 to 5 years	$ 123	$ 224
Amortized Cost	123	224
Gross unrealized gains
Gross unrealized gain - After 1 to 5 years	5	11
Gross unrealized gains	5	11
Gross unrealized loss
Gross unrealized losses - After 1 to 5 years	0	0
Gross unrealized losses	0	0
Fair Value
Fair value - After 1 to 5 years	128	235
Debt Securities Available for sale, at fair value	$ 128	$ 235
Weighted average yield
Weighted average yield - After 1 to 5 years	3.62%	3.62%
Weighted Average Yield	3.62%	3.62%